Revenue from contracts with customers and trade receivables (Details 7) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	[1]	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1]	Mar. 31, 2019 USD ($)	[1]
Statement [Line Items]
Provision made during the year, net of reversals	₨ 2,997
Provision used during the year	(3,309)
Effect of changes in foreign exchange rates	(49)
Refund Liability [Member]
Statement [Line Items]
Balance at the beginning of the year	3,252			₨ 3,581
Provision made during the year, net of reversals	2,934			2,675
Provision used during the year	(3,309)	$ (20)		(3,224)	$ (27)		$ (27)
Effect of changes in foreign exchange rates	(53)			220
Balance at the closing of the year	2,824			3,252
Current	2,824			3,252
Non-current	₨ 0			₨ 0

[1]	The Company’s overall refund liability as of March 31, 2021 relating to its North America Generics business was U.S.$19, as compared to a liability of U.S.$24 as of March 31, 2020. This decrease in the Company’s liability was primarily attributable to a lower refund liability allowance for the year ended March 31, 2021 as compared to the year ended March 31, 2020. Such allowance change was primarily due to certain product mix changes and recent trends in actual sales returns, together with the Company’s historical experience and also the price reduction for certain products resulting into lower refund liability to be carried.